Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Debt instruments	¥1,392,889	¥1,657,206
Equity instruments	95,350	38,379

Total financial assets at fair value through profit or loss	¥1,488,239	¥1,695,585